OceanPal Spin-off - Assets Contribution (Details) - Spin Off - OceanPal $ in Thousands	Nov. 29, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain	$ 15,252
Fair value of assets contributed as dividends	48,084
Book value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,000
Receivables	835
Inventories	209
Total assets contributed	32,832
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,000
Receivables	835
Inventories	209
Total assets contributed	48,084
Vessels, net (Note 5)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain	15,738
Vessels, net (Note 5) | Book value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels, net (Note 5)	30,302
Vessels, net (Note 5) | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels, net (Note 5)	46,040
Unamortized deferred costs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain	(486)
Unamortized deferred costs | Book value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unamortized deferred costs	$ 486